Retirement Plans and Other OCI and Asset Allocation (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Benefits
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss		$ 1.3	$ 4.3
Amortization of actuarial losses		(4.2)	(3.7)
Amortization of prior service cost		(0.1)	(0.1)
Foreign exchange effect		0.0	0.0
Total recognized in other comprehensive income		(3.0)	0.5
Amounts expected to be recognized as components of net periodic cost at the end of the period
Actuarial net loss		4.1
Prior service cost		0.1
Total amount expected to be recognized as components of net periodic cost at the end of the period		4.2
Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation		167.6	174.0
Accumulated benefit obligation		161.2	167.2
Fair value of plan assets		$ 117.1	$ 123.1
Investment Strategy [Abstract]
Expected return on plan assets		7.00%	7.50%	7.50%
Non-U.S. Pension Benefits
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss		$ 39.7	$ (12.9)
Amortization of actuarial losses		(5.6)	(7.5)
Amortization of prior service cost		(2.3)	(0.1)
Foreign exchange effect		(12.2)	(12.7)
Total recognized in other comprehensive income		19.6	(33.2)
Amounts expected to be recognized as components of net periodic cost at the end of the period
Actuarial net loss		3.3
Prior service cost		0.0
Total amount expected to be recognized as components of net periodic cost at the end of the period		3.3
Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation		211.5	217.1
Accumulated benefit obligation		209.7	214.9
Fair value of plan assets		$ 108.3	$ 111.2
Investment Strategy [Abstract]
Expected return on plan assets		5.90%	5.93%	5.96%
U.S. Other Benefits
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss		$ (0.6)	$ (0.5)
Amortization of actuarial losses		0.0	0.0
Amortization of prior service cost		0.0	0.0
Foreign exchange effect		0.0	0.0
Total recognized in other comprehensive income		(0.6)	$ (0.5)
Amounts expected to be recognized as components of net periodic cost at the end of the period
Actuarial net loss		0.0
Prior service cost		0.0
Total amount expected to be recognized as components of net periodic cost at the end of the period		$ 0.0
Equity Securities | U.S. Pension Benefits
Investment Strategy [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations		32.00%	31.00%
Fixed Income Securities | U.S. Pension Benefits
Investment Strategy [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations		68.00%	69.00%
Fixed Income Securities | Non-U.S. Pension Benefits
Investment Strategy [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations		72.00%
Equity Funds | Non-U.S. Pension Benefits
Investment Strategy [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations		28.00%
North America | Non-U.S. Pension Benefits
Investment Strategy [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations		7.00%
Europe | Non-U.S. Pension Benefits
Investment Strategy [Abstract]
Defined Benefit Plan, Actual Plan Asset Allocations		93.00%
Subsequent Event | U.S. Pension Benefits
Investment Strategy [Abstract]
Expected return on plan assets	7.00%
Subsequent Event | Minimum | Equity Securities | U.S. Pension Benefits
Investment Strategy [Abstract]
Target plan asset allocations	22.00%
Subsequent Event | Minimum | Equity Securities | Non-U.S. Pension Benefits
Investment Strategy [Abstract]
Target plan asset allocations	34.00%
Subsequent Event | Minimum | Fixed Income Securities | U.S. Pension Benefits
Investment Strategy [Abstract]
Target plan asset allocations	64.00%
Subsequent Event | Minimum | Fixed Income Securities | Non-U.S. Pension Benefits
Investment Strategy [Abstract]
Target plan asset allocations	65.00%
Subsequent Event | Maximum | Equity Securities | U.S. Pension Benefits
Investment Strategy [Abstract]
Target plan asset allocations	36.00%
Subsequent Event | Maximum | Equity Securities | Non-U.S. Pension Benefits
Investment Strategy [Abstract]
Target plan asset allocations	35.00%
Subsequent Event | Maximum | Fixed Income Securities | U.S. Pension Benefits
Investment Strategy [Abstract]
Target plan asset allocations	78.00%
Subsequent Event | Maximum | Fixed Income Securities | Non-U.S. Pension Benefits
Investment Strategy [Abstract]
Target plan asset allocations	66.00%